Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Entity Central Index Key	0001872090
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42209
Entity Registrant Name	YXT.COM GROUP HOLDING LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 501-502, No. 78 East Jinshan Road
Entity Address, Address Line Two	Huqiu District
Entity Address, City or Town	Suzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	215011
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	China
Business contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Room 501-502, No. 78 East Jinshan Road
Entity Address, Address Line Two	Huqiu District
Entity Address, City or Town	Suzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	215011
Country Region	86
City Area Code	512
Local Phone Number	6689 9881
Contact Personnel Name	Pun Leung Liu
Contact Personnel Email Address	liaobl@yxt.com
American depositary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each ADS representing three Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	YXT
Security Exchange Name	NASDAQ
Class A ordinary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	163,294,773
Class B ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	16,931,824
Ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	180,226,597